Trade Payables and Trade Payables - Agreements	12 Months Ended
Dec. 31, 2023
Trade Payables and Trade Payables - Agreements [Abstract]
Trade payables and trade payables - Agreements
15	Trade payables and trade payables - Agreements

		As of December 31,
	Note	2023	2022
Trade payables
Products		10,363	9,196
Acquisition of property, plant and equipment		158	140
Service		150	129
Service - related parties	10.1	28	33
Bonuses from suppliers	15.2	(902)	(960)
		9,797	8,538

Trade payables - Agreements
Products	15.1	1,070	813
Acquisition of property, plant and equipment	15.1	389	1,226
Acquisition of hypermarkets	15.3	892	3,202
		2,351	5,241

		12,148	13,779

Current		12,110	12,999
Non-current		38	780

15.1	Agreements among suppliers, the Company and banks

The Company has agreements signed with financial institutions, through which suppliers of products, capital goods and services have the possibility of receiving in advance their amounts receivable, also named “forfait” / “confirming”. The financial institutions become creditors of the operation and the Company settles the payments under the same conditions as those originally agreed with the supplier.

Management, based on IAS7 and IFRS7, assessed that the economic substance of the transaction is operational, considering that receiving in advance is an exclusive decision of the supplier and, for the Company, there are no changes in the original term negotiated with the supplier, nor changes in the originally contracted amounts. These transactions aim at facilitating the cash flow of its suppliers without the Company having to advancing payments. Management evaluated the potential effects of adjusting these operations to present value and concluded that the effects are immaterial for measurement and disclosure.

These balances are classified as “Trade payables - Agreements” and the cash flow from these operations is presented as operating in the statement of cash flows.

Additionally, there is no exposure to any financial institution individually related to these operations and these liabilities are not considered net debt and do not have restrictive covenants (financial or non-financial). In these transactions, the Company earns income referring to the premium for referring suppliers to the operations of advance of receivables, recognized in the financial result, in the line “Revenue from anticipation of payables”, in the amount of R$42 as of December 31, 2023 (R$40 as of December 31, 2022), representing 1.21% of the volume of transactions occurred during 2023 (1.43% during 2022).

As of December 31, 2023, the balance payable related to these operations is R$1,459 (R$2,039 as of December 31, 2022).

The balances of trade payables and trade payables – agreement are similar and do not exceed the expiration date of 120 days as of December 31, 2023.

15.2	Bonuses from suppliers

These include bonuses and discounts from suppliers. These amounts are defined in agreements and include amounts referring to discounts by volume of purchases, joint marketing programs, freight reimbursements, and other similar programs. Settlement occurs by offsetting payable to suppliers, according to conditions foreseen in the supply agreements.

15.3	Acquisition of hypermarkets

As mentioned in note 1.3, on September and December, 2022, the GPA realized the assignment of its receivables on the sale of Extra stores to the Company with a financial institution corresponding to the installments due between 2023 and 2024. The Company’s management, as the consenting party of the operation, evaluated the contractual terms of the assignment of receivables and in accordance with IAS 1 - Presentation of financial statements, concluded that there was no modification in the conditions originally contracted with the GPA, maintaining the characteristic of the terms, and the payments of the installments will be made directly by the Company to the financial institution, maintaining the same due dates and interest previously agreed with GPA. Therefore, Management concluded that the characteristic of the operation was maintained as accounts payable for the acquisition of the commercial points of the hypermarkets.

As of December 31, 2023, the balance payable related to these operations is R$892 (R$3,202 as of December 31, 2022) and, in January 2024 the Company settled the amount.